                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-85415


                        Supplement dated March 20, 2002
                   to the Prospectus dated September 1, 2001
             as amended and supplemented through January 14, 2002


                                       of


                             CIF CORE EQUITY FUND
                           CIF SMALL CAP GROWTH FUND
                           CIF SMALL CAP VALUE FUND
                         CIF INTERNATIONAL EQUITY FUND


                                  Funds of the


                        COMMONFUND INSTITUTIONAL FUNDS
                              15 OLD DANBURY ROAD
                                 P.O. BOX 812
                              WILTON, CONNECTICUT
                                   06897-0812
                              ------------------

     The Prospectus is hereby amended and supplemented to reflect changes in portfolio management of the CIF Small Cap Growth Fund and CIF Small Cap Value Fund of Commonfund Institutional Funds (the "Company"). At the meeting of the Board of Directors held on March 18, 2002, based on the recommendation of Commonfund Asset Management Company, Inc. (the "Investment Manager"), the Board approved the termination of (i) the investment sub-advisory agreement between the Company, the Investment Manager and GlobeFlex Capital, L.P. ("GlobeFlex") with respect to the CIF Small Cap Growth Fund and (ii) the investment sub-advisory agreement between the Company, the Investment Manager and Shapiro Capital Management Company, Inc. ("Shapiro") with respect to the CIF Small Cap Value Fund. Effective April 1, 2002, GlobeFlex and Shapiro will no longer serve as investment sub-advisers to the CIF Small Cap Growth Fund and CIF Small Cap Value Fund, respectively. Accordingly, the fourth paragraph under the section entitled "Principal Investment Strategy" on page 7 is deleted and replaced with the following:

   The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. Artisan Partners, Limited Partnership ("Artisan"), CapitalWorks Investment Partners ("CapitalWorks Investment"), Constitution Research & Management, Inc. ("Constitution Research"), and Veredus Asset Management, LLC ("Veredus") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. Artisan manages the defensive portion of the Fund to provide downside protection in value driven environments. CapitalWorks Investment and Constitution Research manage the aggressive portion of the Fund. Veredus manages the core portion of the Fund.

     In addition, the fourth paragraph under the section entitled "Principal Investment Strategy" on page 11 is deleted and replaced with the following:

   The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. High Rock Capital LLC ("High Rock Capital"), Martingale Asset Management, L.P. ("Martingale"), NorthPointe Capital LLC ("NorthPointe") and Skyline Asset Management, L.P. ("Skyline") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. High Rock Capital's investment strategy emphasizes research of issuers' business quality, business valuation and business catalysts. Martingale utilizes a quantitative strategy designed to reduce the Fund's tracking error against the benchmark index. NorthPointe invests in securities that it believes are undervalued and have good earnings growth potential. Skyline focuses on attractively priced securities, such as those with below average price-to-earnings ratios, with increasing earnings.

     Finally, the second and third paragraphs on page 23, and the fifth and sixth paragraphs on page 24 are hereby deleted.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        Supplement dated March 20, 2002
       to the Statement of Additional Information dated September 1, 2001 of


                        CIF INFLATION-INDEXED BOND FUND
                            CIF SHORT DURATION FUND
                          CIF LOW DURATION BOND FUND
                            CIF CORE PLUS BOND FUND
                             CIF CORE EQUITY FUND
                           CIF SMALL CAP GROWTH FUND
                           CIF SMALL CAP VALUE FUND
                         CIF INTERNATIONAL EQUITY FUND


                                  Funds of the


                        COMMONFUND INSTITUTIONAL FUNDS
                              15 OLD DANBURY ROAD
                                 P.O. BOX 812
                              WILTON, CONNECTICUT
                                   06897-0812

                               ----------------

     The Statement of Additional Information (the "SAI") is hereby amended and supplemented to reflect changes in portfolio management of the CIF Small Cap Growth Fund and CIF Small Cap Value Fund. At the meeting of the Board of Directors held on March 18, 2002, based on the recommendation of Commonfund Asset Management Company, Inc. (the "Investment Manager"), the Board approved the termination of (i) the investment sub-advisory agreement between the Company, the Investment Manager and GlobeFlex Capital, L.P. ("GlobeFlex") with respect to the CIF Small Cap Growth Fund and (ii) the investment sub-advisory agreement between the Company, the Investment Manager and Shapiro Capital Management Company, Inc. ("Shapiro") with respect to the CIF Small Cap Value Fund. Effective April 1, 2002, GlobeFlex and Shapiro will no longer serve as investment sub-advisers to the CIF Small Cap Growth Fund and CIF Small Cap Value Fund, respectively. Accordingly, the third paragraph on page 32 and the first paragraph on page 34 of the SAI are hereby deleted.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE